PROPERTY, PLANT AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 140,771,102	¥ 93,600,898	¥ 47,540,220
Cost of revenues
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	23,554,266	19,702,392	11,942,414
General and administrative expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	8,113,535	7,856,968	5,237,258
Selling and marketing expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	104,721,594	62,949,248	27,665,201
Research and development expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 4,381,707	¥ 3,092,290	¥ 2,695,347